Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Earnings Per Share Anti-diluted

The following financial instruments were not included in the diluted loss per share calculation as of March 31, 2019 and 2018 because their effect was anti-dilutive:

	As of March 31,
	2019	2018
Warrants to purchase common stock	1,229,700	2,068,821
Series C-1 Convertible Preferred stock	196,093	333,360
Total	1,425,793	2,402,181

The following financial instruments were not included in the diluted loss per share calculation as of December 31, 2018 and 2017 because their effect was anti-dilutive:

	As of December 31,
	2018	2017
Warrants to purchase common stock	58,657,911	62,064,634
Series B Convertible Preferred stock	-	5,175,400
Series C Convertible Preferred stock	-	10,000,800
Series C-1 Convertible Preferred stock	5,882,800	-
Total	64,540,711	77,240,834